SCHEDULE OF WARRANT ACTIVITY (Details) (Parenthetical) - shares	Mar. 31, 2023		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total warrants	3,399	[1]	105	[2]	121	151
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total warrants	3,399,085		105,420

[1]	The 3,399,085 total warrants above which are exercisable into common stock consisted of the following:
[2]	The total warrants of 105,420 above consisted of the following: